UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

 /S/ Robert J. Cappelli                     Southfield, MI           08/08/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          131
                                          -----------------
Form 13F Information Table Value Total:   $     32,850
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




                                                                 SUMMARY TABLE
                                                                 30-Jun-06

                                                                 VALUE                                      VOTING
                                             TITLE               IN       SHARES/        PUT/ INVESTMT      SOLE
        NAME OF ISSUER                       OF CLASS CUSIP      $1,000'S PRN AMT SH/PRN CALL DSCRETN  MGRS AUTHORITY
AAPL    APPLE COMPUTERS                      COM      037807104  290      5,100               SOLE          5,100
ABT     ABBOTT LABS                          COM      002824100  190      4,300               SOLE          4,300
ADM     ARCHER-DANIELS-MIDLAND               COM      039483102  330      7,900               SOLE          7,900
AET     ATENA INC                            COM      00817Y108  90       2,300               SOLE          2,300
AIG     AMERICAN INT'L GROUP                 COM      026874107  400      6,838               SOLE          6,838
ALTR    ALTERA CORP                          COM      021441100  160      9,000               SOLE          9,000
AMGN    AMGEN                                COM      031162100  400      6,100               SOLE          6,100
AMX     AMERICA MOVIL                        COM      02364W105  190      5,750               SOLE          5,750
AXP     AMERICAN EXPRESS                     COM      025816109  280      5,300               SOLE          5,300
BA      BOEING                               COM      097023105  290      3,500               SOLE          3,500
BBBY    BED BATH & BEYOND                    COM      075896100  190      5,800               SOLE          5,800
BBY     BEST BUY                             COM      086516101  240      4,350               SOLE          4,350
BDX     BECKTON DICKINSON                    COM      075887109  220      3,550               SOLE          3,550
BEN     FRANKLIN RESOURCES                   COM      354613101  230      2,650               SOLE          2,650
BIIB    BIOGEN                               COM      09062X103  250      5,400               SOLE          5,400
BLK     BLACKROCK INC                        COM      09247X101  210      1,500               SOLE          1,500
BNI     BURLINGTON NORTHERN SANTA FE         COM      12189T104  250      3,200               SOLE          3,200
BOT     CBOT HOLDINGS                        COM      14984K106  220      1,800               SOLE          1,800
BRCM    BROADCOM                             COM      111320107  140      4,675               SOLE          4,675
BTU     PEABODY ENERGY CORP                  COM      704549104  140      2,550               SOLE          2,550
C       CITIGROUP                            COM      172967101  410      8,517               SOLE          8,517
CAH     CARDINAL HEALTHCARE                  COM      14149Y108  120      1,800               SOLE          1,800
CAM     CAMERON INTERNATIONAL CORP           COM      13342B105  70       1,500               SOLE          1,500
CAT     CATEPILLAR, INC                      COM      149123101  270      3,600               SOLE          3,600
CHRW    C.H. ROBINSON WORLDWIDE, INC         COM      12541W209  220      4,100               SOLE          4,100
CLB     CORE LABORATORIES                    COM      000200384  160      2,700               SOLE          2,700
CME     CHICAGO MERCANTILE EXCHANGE          COM      167760107  290      600                 SOLE          600
COF     CAPITAL ONE FINANCIAL                COM      14040H105  160      1,900               SOLE          1,900
COH     COACH INC                            COM      189754104  190      6,200               SOLE          6,200
COP     CONOCOPHILIPS                        COM      20825C104  250      3,749               SOLE          3,749
CRDN    CERADYNE                             COM      156710105  150      3,050               SOLE          3,050
CRS     CARPENTER TECHNOLOGY                 COM      144285103  70       600                 SOLE          600
CSCO    CISCO SYSTEMS                        COM      17275R102  580      29,900              SOLE          29,900
CTSH    COGNIZANT TECHNOLOGY SOLUTIONS       COM      192446102  70       1,000               SOLE          1,000
CTXS    CITRIX                               COM      177376100  180      4,400               SOLE          4,400
CWTR    COLDWATER CREEK INC                  COM      193068103  140      5,100               SOLE          5,100
DELL    DELL COMPUTER                        COM      24702R101  200      8,100               SOLE          8,100
DGX     QUEST DIAGNOSTICS                    COM      74834L100  240      4,000               SOLE          4,000
DHR     DANAHER                              COM      235851102  320      5,000               SOLE          5,000
DIS     DISNEY                               COM      254687106  180      6,000               SOLE          6,000
DNA     GENENTECH                            COM      368710406  310      3,850               SOLE          3,850
EBAY    EBAY                                 COM      278642103  290      9,800               SOLE          9,800
EMC     EMC CORP                             COM      268648102  290      26,000              SOLE          26,000
ENDP    ENDO PHARMACEUT HLDGS                COM      29264F205  160      5,000               SOLE          5,000
EOG     EOG RESOURCES                        COM      26875P101  130      1,850               SOLE          1,850
ET      E*TRADE FINANCIAL CORP               COM      269246104  110      4,700               SOLE          4,700
EXP     EAGLE MATERIALS                      COM      26969P108  100      2,100               SOLE          2,100
EXPD    EXPEDITORS INT'L WASH INC            COM      302130109  180      3,200               SOLE          3,200
FCL     FOUNDATION COAL HOLDINGS             COM      35039W100  170      3,600               SOLE          3,600
FDC     FIRST DATA                           COM      319963104  340      7,450               SOLE          7,450
FRX     FOREST LABS                          COM      345838106  80       2,100               SOLE          2,100
GD      GENERAL DYNAMICS                     COM      369550108  310      4,700               SOLE          4,700
GE      GENERAL ELECTRIC                     COM      369604103  990      30,160              SOLE          30,160
GENZ    GENZYME CORP                         COM      372917104  100      1,700               SOLE          1,700
GES     GUESS?                               COM      401617105  190      4,500               SOLE          4,500
GILD    GILEAD SCIENCES                      COM      375558103  290      4,900               SOLE          4,900
GLW     CORNING INC                          COM      219350105  220      9,000               SOLE          9,000
GOOG    GOOGLE INC                           COM      38259P508  630      1,500               SOLE          1,500
GRMN    GARMIN LTD                           COM      372601099  260      2,500               SOLE          2,500
GRP     GRANT PREDICO, INC                   COM      38821G101  150      3,400               SOLE          3,400
GS      GOLDMAN SACHS GROUP INC              COM      38141G104  360      2,400               SOLE          2,400
HAL     HALLIBURTON                          COM      406216101  240      3,300               SOLE          3,300
HANS    HANSEN NATURAL CORP                  COM      411310105  130      700                 SOLE          700
HD      HOME DEPOT                           COM      437076102  350      9,800               SOLE          9,800
HET     HARRAHS ENTERTAINMENT                COM      413619107  300      4,200               SOLE          4,200
HON     HONEYWELL INTERNATIONAL INC          COM      438516106  270      6,800               SOLE          6,800
IACI    IAC INTERACTIVE CORP                 COM      44919P300  160      6,100               SOLE          6,100
IGT     INTERNATIONAL GAME TECH.             COM      459902102  280      7,300               SOLE          7,300
ITW     ILLINOIS TOOL WORKS INC              COM      452308109  190      4,000               SOLE          4,000
JBL     JABIL CIRCUIT INC                    COM      466313103  120      4,700               SOLE          4,700
JLG     JLG INDUSTRIES                       COM      466210101  120      5,200               SOLE          5,200
JNJ     JOHNSON & JOHNSON                    COM      478160104  750      12,450              SOLE          12,450
JOYG    JOY GLOBAL                           COM      481165108  170      3,250               SOLE          3,250
KO      COCA-COLA COMPANY                    COM      191216100  240      5,650               SOLE          5,650
KSS     KOHLS                                COM      500255104  290      4,900               SOLE          4,900
LEH     LEHMAN BROTHERS HOLDING INC          COM      524908100  220      3,400               SOLE          3,400
LLL     L-3 COMMUNICATIONS HOLDINGS          COM      502424104  170      2,300               SOLE          2,300
LMT     LOCKHEED MARTIN CORP                 COM      539830109  270      3,800               SOLE          3,800
LOW     LOWES COMPANIES                      COM      548661107  370      6,150               SOLE          6,150
LTM     LIFETIME FITNESS                     COM      53217R207  150      3,200               SOLE          3,200
LVS     LAS VEGAS SANDS CORP                 COM      517834107  290      3,700               SOLE          3,700
MCHP    MICROCHIP TECHNOLOGY INC             COM      595017104  160      4,900               SOLE          4,900
MCK     MCKESSON                             COM      58155Q103  160      3,350               SOLE          3,350
MCO     MOODY'S CORP                         COM      615369105  110      2,050               SOLE          2,050
MDT     MEDTRONIC INC                        COM      585055106  370      7,800               SOLE          7,800
MER     MERRILL LYNCH & CO INC               COM      590188108  310      4,450               SOLE          4,450
MHP     MCGRAW-HILL COMPANIES INC            COM      580645109  150      3,000               SOLE          3,000
MMM     3M CO                                COM      88579Y101  290      3,650               SOLE          3,650
MO      ATTRIA GROUP                         COM      02209S103  350      4,700               SOLE          4,700
MOT     MOTOROLA INC                         COM      620076109  230      11,550              SOLE          11,550
MRVL    MARVELL TECHNOLOGY GROUP LTD         COM      011383912  190      4,200               SOLE          4,200
MSFT    MICROSOFT                            COM      594918104  820      35,200              SOLE          35,200
NKE     NIKE                                 COM      654106103  230      2,900               SOLE          2,900
NSC     NORFOLK SOUTHERN                     COM      655844108  310      5,850               SOLE          5,850
NSM     NATIONAL SEMICONDUCTOR CORP          COM      637640103  140      5,700               SOLE          5,700
NTAP    NETWORK APPLIANCE                    COM      64120L104  250      7,000               SOLE          7,000
NTES    NETEASE.COM                          COM      64110W102  140      6,200               SOLE          6,200
NVDA    NVIDIA                               COM      67066G104  130      6,000               SOLE          6,000
ORCL    ORACLE SYSTEMS                       COM      68389X105  370      25,200              SOLE          25,200
OXY     OCCIDENTAL PETROLEUM CORP            COM      674599105  180      1,750               SOLE          1,750
PAYX    PAYCHEX                              COM      704326107  240      6,100               SOLE          6,100
PCU     SOUTHERN COPPER CORP                 COM      84265V105  130      1,500               SOLE          1,500
PEP     PEPSICO                              COM      713448108  450      7,550               SOLE          7,550
PFE     PFIZER                               COM      717081103  150      6,275               SOLE          6,275
PG      PROCTOR & GAMBLE                     COM      742718109  820      14,800              SOLE          14,800
QCOM    QUALCOMM                             COM      747525103  390      9,700               SOLE          9,700
RIG     TRANSOCEAN INC                       COM      010638763  140      1,750               SOLE          1,750
S       SPRINT NEXTEL CORP                   COM      852061100  140      6,794               SOLE          6,794
SAP     SAP AG-SPONSORED ADR                 COM      803054204  360      6,900               SOLE          6,900
SBUX    STARBUCKS                            COM      855244109  270      7,050               SOLE          7,050
SGMS    SCIENTIFIC GAMES CORP                COM      80874P109  110      3,000               SOLE          3,000
SLB     SCHLUMBERGER LTD                     COM      806857108  270      4,200               SOLE          4,200
SNDK    SANDISK                              COM      80004C101  100      2,000               SOLE          2,000
SPLS    STAPLES                              COM      855030102  310      12,550              SOLE          12,550
STN     STATION CASINOS INC                  COM      857689103  280      4,150               SOLE          4,150
STT     STATE STREET BOSTON                  COM      857477103  300      5,100               SOLE          5,100
STX     SEAGATE TECHNOLOGY                   COM      7945J1040  120      5,500               SOLE          5,500
TEVA    TEVA PHARMACEUTICAL-SP ADR           COM      881624209  110      3,600               SOLE          3,600
TNB     THOMAS & BETTS CORP                  COM      884315102  130      2,600               SOLE          2,600
TXN     TEXAS INSTRUMENTS INC                COM      882508104  270      8,800               SOLE          8,800
UPS     UNITED PARCEL SERVICE                COM      911312106  380      4,600               SOLE          4,600
UTX     UNITED TECHNOLOGIES                  COM      913017109  320      5,050               SOLE          5,050
VAR     VARIAN MEDICAL SYSTEMS               COM      92220P105  50       1,000               SOLE          1,000
VLO     VALERO ENERGY CORP                   COM      91913Y100  130      2,000               SOLE          2,000
WFC     WELLS FARGO                          COM      949746101  280      4,150               SOLE          4,150
WFT     WEATHERFORD INT'L LTD                COM      950891017  150      3,050               SOLE          3,050
WIT     WIPRO                                COM      97651M109  210      16,500              SOLE          16,500
WLP     WELLPOINT                            COM      94973V107  340      4,700               SOLE          4,700
WMT     WAL-MART                             COM      931142103  570      11,800              SOLE          11,800
XOM     EXXON                                COM      30231G102  340      5,544               SOLE          5,544
YHOO    YAHOO                                COM      984332106  380      11,400              SOLE          11,400

                                                                 32,850


* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR 13F REPORT